Parametric

TABS 10-to-20 Year Laddered Municipal Bond Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 89.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.3%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/36	$460	$470,787

		$470,787

Education — 7.0%
Arizona State University, 4.00%, 7/1/40	$500	$559,895
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/35	100	108,535
Colorado School of Mines, 4.00%, 12/1/34	300	328,494

		$996,924

Electric Utilities — 0.4%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$53,442

		$53,442

General Obligations — 27.9%
Beverly Hills Unified School District, CA, (Election of 2018), 3.00%, 8/1/37	$250	$257,330
Brookline, MA, 5.00%, 3/15/30	250	321,160
Brookline, MA, 5.00%, 3/15/31	250	319,255
California, 4.00%, 9/1/32	225	249,160
Colonial School District, PA, 5.00%, 2/15/36	100	117,130
Del Valle Independent School District, TX, (PSF Guaranteed), 3.00%, 6/15/38	150	154,956
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/39	200	228,052
La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/40	140	154,664
Lakeland, FL, 5.00%, 10/1/29	100	116,398
Lakeland, FL, 5.00%, 10/1/31	100	116,039
Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	173,777
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	139,119
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	400	442,780
Mississippi Development Bank, (Rankin County School District), 4.00%, 6/1/38	160	175,269
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	110,613
North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/39	120	134,460
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	230,444
Wickliffe School District, OH, 4.00%, 12/1/33	250	283,077
Williamson County, TX, 4.00%, 2/15/29	150	166,921
Williamson County, TX, 4.00%, 2/15/30	100	110,939

		$4,001,543

Hospital — 10.0%
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	$500	$521,295
Lexington County Health Services District, Inc., SC, 4.00%, 11/1/33	150	159,456
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	54,901

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	$250	$262,140
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	150	159,447
University of North Carolina Hospitals at Chapel Hill, 4.00%, 2/1/36	150	165,934
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/29	100	107,975

		$1,431,148

Housing — 2.7%
California Housing Finance Agency, 4.00%, 3/20/33	$249	$239,573
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	136	147,967

		$387,540

Insured-Education — 4.4%
Northern Arizona University, (BAM), 5.00%, 6/1/30	$100	$126,529
Northern Arizona University, (BAM), 5.00%, 6/1/31	100	125,701
Northern Arizona University, (BAM), 5.00%, 6/1/32	110	137,114
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	200	240,092

		$629,436

Insured-General Obligations — 3.2%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$100	$60,291
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	100	54,374
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/15/31	135	153,417
Yonkers, NY, (BAM), 5.00%, 5/1/31	150	190,354

		$458,436

Insured-Transportation — 2.8%
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	$100	$117,478
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	100	116,774
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	150	174,518

		$408,770

Lease Revenue/Certificates of Participation — 2.9%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$150,841
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/37	100	121,198
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	115	138,779

		$410,818

Other Revenue — 4.1%
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	$100	$118,052
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	250	291,067
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/34	50	58,520
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/35	100	116,827

		$584,466

Senior Living/Life Care — 9.7%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$259,577
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/32	350	378,843
Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/31	150	161,762
Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/32	220	236,489
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	100,141

Security	Principal Amount (000’s omitted)	Value
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	$150	$151,850
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	96,820

		$1,385,482

Special Tax Revenue — 0.4%
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	$50	$55,378

		$55,378

Transportation — 9.7%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 1.12%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(1)	$150	$147,400
Central Florida Expressway Authority, 4.00%, 7/1/35	150	159,013
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/37	250	277,140
Oklahoma Turnpike Authority, 4.00%, 1/1/38	100	110,559
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	200	228,996
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	300	152,280
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/38	500	216,255
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/39	250	102,468

		$1,394,111

Water and Sewer — 0.9%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$58,585
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	70,043

		$128,628

Total Tax-Exempt Investments — 89.4% (identified cost $12,586,539)		$12,796,909

Short-Term Investments — 9.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.47%(2)	1,330,371	$1,330,371

Total Short-Term Investments (identified cost $1,330,180)		$1,330,371

Total Investments — 98.7% (identified cost $13,916,719)		$14,127,280

Other Assets, Less Liabilities — 1.3%		$181,947

Net Assets — 100.0%		$14,309,227

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	18.1%
Others, representing less than 10% individually	71.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2020, 10.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.8% to 5.8% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at April 30, 2020.

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $1,330,371, which represents 9.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,277,103	$4,628,375	$(5,575,007)	$(96)	$(4)	$1,330,371	$4,302	1,330,371

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$12,796,909	$—	$12,796,909
Short-Term Investments	—	1,330,371	—	1,330,371
Total Investments	$—	$14,127,280	$—	$14,127,280

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.